Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Contingency
Summary of Valuation Allowance [Table Text Block]
The components of CPSI’s deferred income tax assets and liabilities were as follows:

	Years Ended
	December 31,
($ in thousands)	2012	2011
Deferred tax assets:
Real estate asset basis differences	$6,099	$270
Impairments	11,875	11,944
Deferred revenue	1,008	1,116
Deferred expenses	16,846	14,863
Net operating loss carryforward	15,979	14,298
Accrued liabilities	6,012	2,297
	57,819	44,788
Deferred tax liabilities:
Real estate asset basis differences	—	—

Net deferred tax assets, before valuation allowance	57,819	44,788
Valuation allowance	(57,819)	(44,788)
Net deferred tax assets, included in other assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliations of the effective tax rates of CPSI to the federal statutory rate are detailed below.

	Years Ended December 31,
	2012	2011	2010
Federal tax rate	35.00%	35.00%	35.00%
Valuation reserve	(34.99)%	(34.99)%	(34.99)%
State income tax, net of federal income tax benefit	—	—	—
Other	(0.01)%	(0.01)%	(0.01)%
CPSI provision for income taxes	—%	—%	—%